Fair Value Measurements (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] $ in Millions	7 Months Ended
Dec. 31, 2020 USD ($)
Fair value of liabilities	$ 5.3
Fair value of warrant	$ 2.2